ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
ACCOUNTS PAYABLE AND ACCRUED EXPENSES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

3. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

        Accounts payable and accrued expenses as of December 31, 2016 and June 30, 2016 include the following (in thousands):

	December 31, 2016	June 30, 2016
Accounts payable—trade and oil and gas exploration activities	$601	$1,361
Accounts payable—legal costs	171	61
Accrued payroll	703	321

	1,475	1,743
Liability for legal settlement (Note 6)	1,308	—

	$2,783	$1,743

4. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

        Accounts payable and accrued expenses as of June 30, 2016 and 2015 include the following (in thousands):

	2016	2015
Accounts payable—trade	$1,361	$1,157
Accounts payable—legal costs	61	342
Accrued payroll	321	169

	$1,743	$1,668

        The single largest payable in the Accounts payable trade balances is for the yearly Director & Officer Insurance renewal and was $1.3 million and $1.1 million for 2016 and 2015, respectively.